Joint Operation	12 Months Ended
Dec. 31, 2019
Disclosure Of Joint Operations [Abstract]
JOINT OPERATION
5.	JOINT OPERATION

The Company and Ganfeng are shareholders in Minera Exar

, the jointly controlled company that holds the Cauchari-Olaroz project located in Jujuy province of Argentina. In addition, the Company and Ganfeng are shareholders in Exar Capital B.V., the jointly controlled company in the Netherlands that provides financing to Minera Exar for the purpose of advancing the construction of the Cauchari-Olaroz project.

On August 16, 2019, the Company closed the transaction agreement whereby Ganfeng agreed to subscribe, through a wholly-owned subsidiary, for 141 million newly issued shares of Minera Exar, for cash consideration of $160,000 (such transaction, the “Project Investment”). As a result, Ganfeng increased its direct interest in Minera Exar from 37.5% to 50%, and diluted Lithium Americas’ interest from 62.5% to 50%, each subject to the rights of JEMSE (a company owned by the Government of Jujuy province) to acquire an 8.5% interest in Minera Exar. The Company’s and Ganfeng’s interests in Exar Capital B.V. remained unchanged.

On closing of the Project Investment, Minera Exar repaid an $8,000 loan made by the Company, together with accrued but unpaid interest thereon.

During the year ended December 31, 2019, the Company recognized $1,102 of transaction costs related to the Project Investment as an expense in the statement of comprehensive income/(loss).

Beginning on August 16, 2019, and as at December 31, 2019, the Company recognized its share of the assets and liabilities of Minera Exar and Exar Capital B.V., including its share of Minera Exar’s cash and cash equivalents of $52,495 and its share of Minera Exar’s property, plant and equipment of $159,851. Upon transition from Joint Venture accounting to Joint Operation accounting (refer to Note 3), $20,094 was credited to the Company’s deficit as a result of a difference between the proportion of the Company’s and Ganfeng’s loan funding of and the respective ownership interests in Exar Capital B.V.

The Joint Operation’s Cauchari-Olaroz project is in the development phase and accordingly, all costs directly attributable to the project are capitalized.

5.	JOINT OPERATION (continued)

Gain on Dilution of interest in Joint Venture

Upon closing of the Project Investment the Company recognized a $74,492 gain on dilution of its interest in the Joint Venture which was calculated as follows:

$
Company’s 50% share of the $160,000 increase in Minera Exar's share capital	80,000
Carrying value of the Company's diluted share in Investment in Joint Venture	(5,508)
Gain on dilution of interest in Joint Venture	74,492

Investment in Joint Venture

Prior to the closing of the Project Investment on August 16, 2019 Minera Exar and Exar Capital B.V. were accounted for as a Joint Venture:

	Minera Exar S.A.	Exar Capital B.V.	Total
	$	$	$
Investment in Joint Venture, as at December 31, 2017	19,637	-	19,637
Share of (loss)/income of Joint Venture	(1,077)	730	(347)
Contribution to Joint Venture	11,403	7,390	18,793
Return of the investment	(8,004)	-	(8,004)
Increase in Company's share	6,104	-	6,104
Elimination of unrealized gain on intercompany transactions	(833)	(68)	(901)
Investment in Joint Venture, as at December 31, 2018	27,230	8,052	35,282
Share of (loss)/income of Joint Venture	(414)	4,062	3,648
Contribution to Joint Venture	1,059	37,423	38,482
Elimination of unrealized gain on intercompany transactions	(334)	(1,576)	(1,910)
Share of increase in Minera Exar net assets as a result of the Project Investment, less diluted interest	74,492	-	74,492
Transition to Joint Operation accounting	(102,033)	(47,961)	(149,994)
Investment in Joint Venture, as at December 31, 2019	-	-	-

5.	JOINT OPERATION (continued)

Loans to Minera Exar and

Exar Capital B.V.

The Company has entered into the following loan agreements with Minera Exar and Exar Capital B.V., the terms of which are summarized below:

$
Loans to Joint Venture, as at December 31, 2017	11,479
Loans granted to Minera Exar in 2018, maturity 7 years, interest rate LIBOR+7.57%	16,500
Repayment of principal and accrued interest	(18,740)
Accrued interest	1,697
Loans granted to Exar Capital B.V., maturity 7 years, interest rate LIBOR+9.89%	7,500
The difference between the face value and the fair value of loans to Exar Capital B.V.	(5,827)
Loans to Joint Venture, as at December 31, 2018	12,609
Accrued interest	3,791
Loans granted to Exar Capital B.V., maturity 7 years, interest rate LIBOR+9.89%	66,250
The difference between the face value and the fair value of loans to Exar Capital B.V.	(37,423)
Repayment of loan to Minera Exar and accumulated interest thereon	(8,778)
Share of loans of the Joint Operation	23,241
Elimination of loans as a result of Joint Operation accounting	(21,731)
Loans to Joint Operation, as at December 31, 2019	37,959

The interest on the loans to Minera Exar is accrued semi-annually on a non–compounding basis. The proceeds from the loans are being used by Minera Exar for project exploration, mining construction and development purposes. As part of the Project Investment, Minera Exar repaid $8,778 in loans and accrued interest to the Company.

The loans to Exar Capital B.V. are non-interest bearing and are provided to fund the construction of the Cauchari-Olaroz project. The loans are accounted for initially at fair value and subsequently at amortized cost. The fair value of the loans at inception was calculated using discounted cash flow technique applying market interest rates. The difference between the face value and the fair value of $37,423 in the reporting period was previously recognized as part of Investment in Joint Venture. On transition to Joint Operation accounting, the uneliminated difference between the face value and the fair value of loans provided to the Joint Operation as a result of a difference between the proportion of the Company’s and Ganfeng’s loan funding of and the respective ownership interests in Exar Capital B.V. was recognized in deficit in accordance with IFRS 11.

Upon closing of the Project Investment and transition to Joint Operation accounting, the Company recognized its $23,241 share of loans of Exar Capital B.V. to Minera Exar. At the same time $21,731 of the Company’s loans to Exar Capital B.V. were eliminated, which represents 62.5% of the total amount of loans granted by the Company to Exar Capital B.V.

5.	JOINT OPERATION (continued)

Joint Operation Commitments and Contingencies

As at December 31, 2019, the Company’s 50% share of the Joint Operation’s commitments and contingencies is as follows:

•	Annual royalty of $100 due in May of every year and expiring in 2041;

•Community programs agreements with six communities located in the Cauchari-Olaroz project area have terms from five to thirty years. The annual fees due are $186 in 2020, $198 in 2021 and $278 between 2022 and 2061, assuming that these agreements will be extended for the life of the project. The annual fees are subject to change. The Joint Operation’s obligations to make the payments are subject to continued development of the project and commencement and continuation of production operations on the project.

•	Commitments related to contracts for construction of evaporation ponds and other construction contracts of $14,596.

Los Boros Option Agreement

On September 11, 2018, the Joint Venture exercised a purchase option agreement (“Option Agreement”) with Grupo Minero Los Boros (“Los Boros”), entered into on March 28, 2016, for the transfer of title to the Joint Venture of certain mining properties that comprised a portion of the Cauchari-Olaroz project.

Under the terms of the Option Agreement, the Joint Venture paid $100 upon signing and exercised the purchase option for the total consideration of $12,000 to be paid in sixty quarterly instalments of $200. The first installment becomes due upon occurrence of one of the following two conditions, whichever comes first: the third anniversary of the purchase option exercise date or the beginning of commercial exploitation with a minimum production of 20,000 tons of lithium carbonate equivalent. As security for the transfer of title to the mining properties, Los Boros granted to the Joint Venture a mortgage over those mining properties for $12,000. In accordance with the Option Agreement, on November 27, 2018 Minera Exar paid Los Boros a $300 royalty which was due within 10 days of the commercial plant construction start date.

According to the Option Agreement, a 3% net profit interest royalty will have to be paid to Los Boros by the Joint Venture for 40 years, payable in Argentinian pesos, annually within the 10 business days after calendar year end.

The Joint Venture can cancel the first 20 years of net profit interest royalties in exchange for a one-time payment of $7,000 and the next 20 years for an additional payment of $7,000.

JEMSE Arrangement

During 2012 Minera Exar granted a conditional right to Jujuy Energia y Mineria Sociedad del Estado (“JEMSE”), a mining investment company owned by the government of Jujuy Province in Argentina, to acquire an 8.5% equity interest in Minera Exar for one US dollar and the provision of management services as required to develop the project.

If the conditions are met and it exercises its right, JEMSE will be required to provide its pro rata (8.5%) share of the financing requirements for the construction of the Cauchari-Olaroz project.  These funds will be loaned to JEMSE by the shareholders of Minera Exar and will be repayable out of one‑third of the dividends to be received by JEMSE over future years from the project. The distribution of dividends to JEMSE and other shareholders in the project will only be considered once all annual commitments related to the project debt have been met.